Contingent liabilities, commitments and guarantees (Tables)	6 Months Ended
Jun. 30, 2021
Contingent liabilities, commitments and guarantees
Schedule of contingent liabilities and commitments arising from the banking business

	At 30 June 2021	At 31 Dec 2020
	£m	£m

Contingent liabilities
Acceptances and endorsements	60	73
Other:
Other items serving as direct credit substitutes	455	221
Performance bonds, including letters of credit, and other transaction-related contingencies	1,971	2,070
	2,426	2,291
Total contingent liabilities	2,486	2,364

Commitments and guarantees
Documentary credits and other short-term trade-related transactions	1	1
Forward asset purchases and forward deposits placed	74	124

Undrawn formal standby facilities, credit lines and other commitments to lend:
Less than 1 year original maturity:
Mortgage offers made	16,701	20,128
Other commitments and guarantees	82,206	82,151
	98,907	102,279
1 year or over original maturity	28,319	31,194
Total commitments and guarantees	127,301	133,598